COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
19. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

At December 31, 2018
Year ended December 31,
2019	$3,004,314
2020	3,638,224
2021	3,507,783
2022	2,481,946
2023	2,774,093
2024 and later	43,919,102
Total lease payments	59,325,462

(b) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

(c) Guarantee

As at December 31, 2017 and 2018,
ReneSola
Investment, a subsidiary of the Company, guaranteed failed sale-lease back for project companies within the Group with the amount of $26,755,960 and $18,256,841, respectively.